SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
16.	SEGMENT INFORMATION

IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Consolidated Entity that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segment and to assess its performance.

The Consolidated Entity operates in one segment, being mineral exploration in the United States of America.

(a)	Reconciliation of non-current assets by geographical location

	2018	2017
	US$	US$
United States of America	745,999	181,695
Australia	—	—
	745,999	181,695